Net Income (Loss) per Share (Details) - Schedule of Potentially Dilutive Securities Have Been Excluded from the Computation of Diluted Net - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Potentially Dilutive Securities Have Been Excluded From the Computation of Diluted Net [Abstract]
Stock options		263,000
Series A Preferred Stock (as converted to common stock)	3,913,043		4,747,373	4,080,012
Warrants to purchase common stock	14,166,666		8,695,000	7,545,000
Contingent Sponsor Shares	1,000,000
Total	19,079,709	263,000	13,705,373	11,888,012